Accrued Compensation and related expenses (Details) - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation Related Costs [Abstract]
Accrued payroll and related taxes			$ 453	$ 262
Accrued vacation			14	66
Accrued commissions and bonuses	[1]			3,701
Total accrued compensation and related expense		$ 124	$ 467	$ 4,029

[1]	The amount related to the obligation the Company had in connection with the Payout Notes Holders as of December 31, 2016. On December 22, 2017, the then outstanding payout notes were converted into shares of common stock of the Company (see also Note 14).